14. Financial assets and liabilities (Details 4) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Non-current other loans and borrowings	$ 30,687,277	$ 8,005,484
Current other loans and borrowings	8,025,892	1,034,781
Long term loans for project financing
Disclosure of financial liabilities [line items]
Non-current other loans and borrowings	30,389,083	7,979,240
Current other loans and borrowings	6,541,964	690,229
Derivative financial liabilities not designated as hedging instrument - Interest rate swap
Disclosure of financial liabilities [line items]
Non-current other loans and borrowings	298,194	26,244
Borrowing from Banco Macro
Disclosure of financial liabilities [line items]
Current other loans and borrowings	1,117,926	0
Borrowing from Banco de Galicia y Buenos Aires S.A.
Disclosure of financial liabilities [line items]
Current other loans and borrowings	0	331,638
Bank and investmen accounts overdrafts
Disclosure of financial liabilities [line items]
Current other loans and borrowings	$ 366,002	$ 12,914